Quarterly Report
November 30, 2023
MFS®  Global New
Discovery Fund
GND-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.0%
Aerospace & Defense – 4.9%
Howmet Aerospace, Inc.	27,160	$1,428,616
Melrose Industries PLC	114,245	747,969
Singapore Technologies Engineering Ltd.	187,800	520,848
Teledyne Technologies, Inc. (a)	1,675	674,958
		$3,372,391
Apparel Manufacturers – 2.1%
Burberry Group PLC	34,190	$631,693
Skechers USA, Inc., “A” (a)	13,249	780,498
		$1,412,191
Automotive – 2.3%
LKQ Corp.	22,414	$998,095
Vitesco Technologies Group, “A” (a)	5,810	591,628
		$1,589,723
Brokerage & Asset Managers – 4.0%
B3 S.A. - Brasil Bolsa Balcao	285,200	$770,646
Cboe Global Markets, Inc.	4,880	889,087
Euronext N.V.	13,146	1,090,379
		$2,750,112
Business Services – 5.2%
Gruppo Mutuionline S.p.A.	11,359	$348,672
Keywords Studios PLC	25,332	437,491
NS Solutions Corp.	49,300	1,544,574
RS Group PLC	85,811	809,674
WNS (Holdings) Ltd., ADR (a)	7,510	446,695
		$3,587,106
Cable TV – 0.6%
Cable One, Inc.	738	$392,675
Chemicals – 4.0%
Borregaard ASA	41,642	$663,504
Element Solutions, Inc.	43,681	915,554
IMCD Group N.V.	3,892	599,669
UPL Ltd.	81,858	560,141
		$2,738,868
Computer Software – 2.3%
Dun & Bradstreet Holdings, Inc.	32,794	$347,288
Kinaxis, Inc. (a)	3,662	407,504
OBIC Co. Ltd.	2,500	382,689
Oracle Corp. Japan	6,000	462,768
		$1,600,249
Computer Software - Systems – 2.5%
Amadeus IT Group S.A.	9,953	$680,582
Kardex AG	2,239	535,652
Rapid7, Inc. (a)	8,741	473,325
		$1,689,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.3%
AZEK Co., Inc. (a)	20,707	$714,185
Breedon Group PLC	167,226	731,511
Masco Corp.	13,377	809,977
Summit Materials, Inc., “A” (a)	19,497	676,351
		$2,932,024
Consumer Services – 1.1%
Boyd Group Services, Inc.	3,866	$737,160
Containers – 1.4%
Mayr-Melnhof Karton AG	2,755	$337,667
Verallia S.A.	18,453	656,414
		$994,081
Electrical Equipment – 2.1%
nVent Electric PLC	14,175	$754,819
Sensata Technologies Holding PLC	20,927	680,337
		$1,435,156
Electronics – 1.8%
ASM International N.V.	2,475	$1,268,084
Energy - Independent – 1.4%
Diamondback Energy, Inc.	6,038	$932,328
Engineering - Construction – 3.1%
Corporacion Inmobiliaria Vesta S.A.B. de C.V. (l)	187,595	$707,673
Jacobs Solutions, Inc.	8,066	1,025,834
JGC Corp.	37,900	424,733
		$2,158,240
Entertainment – 2.7%
CTS Eventim AG	12,511	$855,225
Lottery Corp. Ltd.	202,203	614,586
Vivid Seats, Inc., “A” (a)	44,672	369,437
		$1,839,248
Food & Beverages – 4.9%
Bakkafrost P/F	10,458	$505,021
Cranswick PLC	31,090	1,507,183
S Foods, Inc.	21,000	453,966
Toyo Suisan Kaisha Ltd.	8,600	456,509
Universal Robina Corp.	227,300	462,874
		$3,385,553
General Merchandise – 0.8%
B&M European Value Retail S.A.	76,473	$553,772
Insurance – 1.9%
AUB Group Ltd.	70,054	$1,303,012
Internet – 1.3%
Cian PLC, ADR (a)(u)	63,311	$0
Digital Garage, Inc.	13,900	290,169
Scout24 AG	8,852	616,666
		$906,835

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 10.1%
AGCO Corp.	4,830	$548,350
Azbil Corp.	12,600	405,553
IDEX Corp.	2,502	504,603
Ingersoll Rand, Inc.	15,407	1,100,522
Interpump Group S.p.A	8,022	372,854
RB Global, Inc. (l)	12,655	805,870
SIG Combibloc Group AG	18,691	436,273
VAT Group AG	971	450,738
Veralto Corp. (a)	10,381	801,932
Wabtec Corp.	8,769	1,022,115
Zurn Elkay Water Solutions Corp.	17,432	513,198
		$6,962,008
Medical & Health Technology & Services – 3.0%
AS ONE Corp.	12,700	$434,469
ICON PLC (a)	4,598	1,227,390
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	219,975	422,806
		$2,084,665
Medical Equipment – 5.0%
Bruker BioSciences Corp.	9,072	$590,496
Envista Holdings Corp. (a)	22,179	503,242
Gerresheimer AG	8,418	795,806
STERIS PLC	5,740	1,153,396
Tecan Group AG	1,045	380,673
		$3,423,613
Oil Services – 0.7%
ChampionX Corp.	16,729	$490,494
Other Banks & Diversified Financials – 1.1%
Shizuoka Financial Group, Inc.	92,800	$748,609
Pollution Control – 2.4%
Daiseki Co. Ltd.	17,300	$457,413
GFL Environmental, Inc.	40,392	1,159,250
		$1,616,663
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	4,522	$621,674
Real Estate – 4.7%
Big Yellow Group PLC, REIT	32,864	$449,327
Catena AB	9,893	367,694
LEG Immobilien SE (a)	5,713	436,173
Sun Communities, Inc., REIT	5,767	745,904
Tritax Big Box PLC, REIT	274,867	531,266
Unite Group PLC, REIT	54,149	663,779
		$3,194,143
Restaurants – 1.5%
Sodexo	5,167	$553,430
Yum China Holdings, Inc.	10,541	455,160
		$1,008,590
Specialty Chemicals – 5.0%
Axalta Coating Systems Ltd. (a)	29,175	$918,137
Chemours Co.	20,874	572,574
Croda International PLC	5,845	330,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Essentra PLC	285,324	$546,795
Symrise AG	9,434	1,059,752
		$3,428,133
Specialty Stores – 4.8%
Burlington Stores, Inc. (a)	4,926	$835,400
Multiplan Empreendimentos Imobiliarios S.A.	141,292	780,514
Musti Group OY	27,558	787,719
NISHIMATSUYA CHAIN Co., Ltd.	36,100	525,210
ZOZO, Inc.	18,700	394,156
		$3,322,999
Telecommunications - Wireless – 1.1%
Wireless Infrastructure Italian S.p.A.	62,045	$764,508
Trucking – 1.0%
XPO Logistics, Inc. (a)	8,205	$707,927
Total Common Stocks		$65,952,393
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 5.46% (v)	2,546,235	$2,546,490
Collateral for Securities Loaned – 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37% (j)	1,220,459	$1,220,459

Other Assets, Less Liabilities – (1.5)%		(1,030,868)
Net Assets – 100.0%		$68,688,474
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,546,490 and $67,172,852, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$25,099,044	$—	$—	$25,099,044
United Kingdom	7,941,335	—	—	7,941,335
Japan	6,980,818	—	—	6,980,818
Germany	4,355,250	—	—	4,355,250
Canada	3,109,784	—	—	3,109,784
Netherlands	2,489,427	—	—	2,489,427
France	2,300,223	—	—	2,300,223
Australia	1,917,598	—	—	1,917,598
Switzerland	1,803,336	—	—	1,803,336
Other Countries	9,955,578	—	0	9,955,578
Mutual Funds	3,766,949	—	—	3,766,949
Total	$69,719,342	$—	$0	$69,719,342
For further information regarding security characteristics, see the Portfolio of Investments. At November 30, 2023, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2023.
(2) Securities Lending Collateral
At November 30, 2023, the value of securities loaned was $1,361,354. These loans were collateralized by cash of $1,220,459 and U.S. Treasury Obligations (held by the lending agent) of $154,860.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,435,476	$4,076,395	$2,965,419	$15	$23	$2,546,490
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$26,325	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2023, are as follows:
United States	40.5%
United Kingdom	11.6%
Japan	10.2%
Germany	6.3%
Canada	4.5%
Netherlands	3.6%
France	3.3%
Australia	2.8%
Switzerland	2.6%
Other Countries	14.6%

Supplemental Information (unaudited) – continued
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.